Preferred and Common Shares and Additional Paid in Capital - Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 02, 2017	Jun. 30, 2018	Jun. 29, 2018
Class of Stock [Line Items]
Offering expenses		$ 439
Private placement
Class of Stock [Line Items]
Common shares issued	6,310,272
Price per share	$ 8.154
Proceeds from issuance of private placement	$ 50,597
Secondary offering
Class of Stock [Line Items]
Offering expenses		$ 439
Secondary offering | Oaktree Capital Management L.P.
Class of Stock [Line Items]
Common shares issued			5,000,000
Price per share			$ 13.10
Oaktree and its affiliates | Private placement
Class of Stock [Line Items]
Common shares issued	3,244,292